Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement
Summarizes, for assets and liabilities measured at fair value on a recurring basis

The following table summarizes, for assets and liabilities measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2020 and 2021:

		As of December 31,
Financial instruments	Fair value hierarchy	2020	2021
		RMB	RMB
Short-term investments (Note 8)	Level 2	563,177	408,946
Contingent consideration (Note 6)	Level 3	—	(88,000)